Schedule of investments
Delaware Ivy Limited-Term Bond Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.38%
GNMA
Series 2012-39 PA 2.00% 3/16/42	1,763,272	$ 1,588,566
Series 2015-151 KC 3.50% 4/20/34	857,933	830,522
Total Agency Collateralized Mortgage Obligations (cost $2,646,553)		2,419,088

Agency Commercial Mortgage-Backed Securities — 7.34%
FREMF Mortgage Trust
Series 2013-K30 C 144A 3.547% 6/25/45 #, •	1,000,000	984,624
Series 2013-K31 C 144A 3.627% 7/25/46 #, •	3,000,000	2,963,774
Series 2013-K33 B 144A 3.495% 8/25/46 #, •	3,000,000	2,945,068
Series 2013-K33 C 144A 3.495% 8/25/46 #, •	3,750,000	3,671,269
Series 2015-K47 B 144A 3.586% 6/25/48 #, •	2,500,000	2,371,434
Series 2015-KF12 B 144A 11.242% (LIBOR01M + 7.10%, Floor 7.10%) 9/25/22 #, •	2,415,445	2,410,932
Series 2016-K723 C 144A 3.568% 11/25/23 #, •	4,899,000	4,762,947
Series 2017-K724 C 144A 3.498% 12/25/49 #, •	1,500,000	1,457,103
Series 2017-K728 C 144A 3.651% 11/25/50 #, •	910,000	867,232
Series 2017-KF33 B 144A 6.692% (LIBOR01M + 2.55%, Floor 2.55%) 6/25/27 #, •	968,036	949,395
Series 2017-KF39 B 144A 6.642% (LIBOR01M + 2.50%, Floor 2.50%) 11/25/24 #, •	1,852,558	1,822,053
Series 2017-KF40 B 144A 6.842% (LIBOR01M + 2.70%, Floor 2.70%) 11/25/27 #, •	1,447,006	1,397,867
Series 2018-K732 B 144A 4.052% 5/25/25 #, •	985,000	937,206
Series 2018-KF46 B 144A 6.092% (LIBOR01M + 1.95%, Floor 1.95%) 3/25/28 #, •	1,423,361	1,359,275
Series 2018-KF47 B 144A 6.142% (LIBOR01M + 2.00%, Floor 2.00%) 5/25/25 #, •	989,299	966,646
Series 2018-KF48 B 144A 6.192% (LIBOR01M + 2.05%, Floor 2.05%) 6/25/28 #, •	798,326	750,111
Series 2018-KF49 B 144A 6.042% #, •	841,095	791,836
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2018-KF51 B 144A 5.992% (LIBOR01M + 1.85%, Floor 1.85%) 8/25/25 #, •	2,421,495	$ 2,358,134
Series 2019-KF60 B 144A 6.492% (LIBOR01M + 2.35%, Floor 2.35%) 2/25/26 #, •	3,055,799	2,851,551
Series 2019-KF61 B 144A 6.342% (LIBOR01M + 2.20%, Floor 2.20%) 4/25/29 #, •	995,768	923,616
Series 2019-KF68 B 144A 6.342% (LIBOR01M + 2.20%, Floor 2.20%) 7/25/26 #, •	2,152,106	1,988,484
Series 2019-KF69 B 144A 6.442% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/29 #, •	1,703,883	1,591,042
Series 2019-KF70 B 144A 6.442% (LIBOR01M + 2.30%, Floor 2.30%) 9/25/29 #, •	1,177,320	1,137,901
Series 2019-KF73 B 144A 6.592% (LIBOR01M + 2.45%, Floor 2.45%) 11/25/29 #, •	2,661,436	2,571,225
Series 2020-KF74 B 144A 6.292% (LIBOR01M + 2.15%, Floor 2.15%) 1/25/27 #, •	1,237,090	1,205,092
Series 2020-KF75 B 144A 6.392% (LIBOR01M + 2.25%, Floor 2.25%) 12/25/29 #, •	1,322,789	1,219,653
Total Agency Commercial Mortgage-Backed Securities (cost $49,390,422)		47,255,470

Collateralized Debt Obligations — 9.56%
Benefit Street Partners CLO XX Series 2020-20A AR 144A 5.249% (LIBOR03M + 1.17%, Floor 1.17%) 7/15/34 #, •	5,000,000	4,845,175
BlueMountain CLO XXX Series 2020-30A AR 144A 5.234% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,000,000	2,895,024
Canyon CLO Series 2020-1A AR 144A 5.259% (LIBOR03M + 1.18%, Floor 1.18%) 7/15/34 #, •	4,600,000	4,471,048
CIFC Funding Series 2022-2A A1 144A 5.275% (TSFR03M + 1.32%, Floor 1.32%) 4/19/35 #, •	5,000,000	4,833,575
Dryden 77 CLO Series 2020-77A AR 144A 5.795% (LIBOR03M + 1.12%, Floor 1.12%) 5/20/34 #, •	2,600,000	2,526,176
NQ-IV003 [12/22] 2/23 (2741193)    1

Schedule of investments
Delaware Ivy Limited-Term Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Galaxy XXI CLO Series 2015-21A AR 144A 5.263% (LIBOR03M + 1.02%) 4/20/31 #, •	4,900,000	$ 4,814,137
Golub Capital Partners CLO 50B-R Series 2020-50A A1R 144A 5.333% (TSFR03M + 1.37%, Floor 1.37%) 4/20/35 #	5,000,000	4,796,390
KKR CLO 41Series 2022-41A A1 144A 5.194% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	5,000,000	4,788,595
Neuberger Berman CLO XX Series 2015-20A ARR 144A 5.239% (LIBOR03M + 1.16%, Floor 1.16%) 7/15/34 #	2,000,000	1,950,252
Octagon Investment Partners 48 Series 2020-3A AR 144A 5.393% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	5,000,000	4,855,145
PPM CLO 3Series 2019-3A AR 144A 5.169% (LIBOR03M + 1.09%, Floor 1.09%) 4/17/34 #	3,750,000	3,604,511
Regatta XIX Funding Series 2022-1A A1 144A 5.283% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	5,000,000	4,842,115
Sound Point CLO XXV Series 2019-4A A1R 144A 5.34% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	5,000,000	4,858,650
Voya CLO Series 2020-3A AR 144A 5.393% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	3,000,000	2,929,242
Wind River CLO Series 2021-3A A 144A 5.393% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/33 #	4,700,000	4,508,076
Total Collateralized Debt Obligations (cost $63,261,077)		61,518,111
	Principal amount
Corporate Bonds — 60.04%
Basic Industry — 1.32%
Celanese US Holdings
6.05% 3/15/25	330,000	328,995
6.165% 7/15/27	1,185,000	1,170,698

Graphic Packaging International 144A 0.821% 4/15/24 #	3,650,000	3,417,824
Mosaic 4.25% 11/15/23	750,000	744,003
Nucor 3.95% 5/23/25	900,000	881,361
	Principal amount	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Nutrien 5.95% 11/7/25	1,920,000	$ 1,961,161
		8,504,042
Brokerage — 0.21%
LSEGA Financing 144A 0.65% 4/6/24 #	1,460,000	1,371,289
		1,371,289
Capital Goods — 5.15%
Boeing 2.80% 3/1/23 *	5,623,000	5,602,396
General Electric 5.012% 1/1/24	2,067,050	2,063,702
Huntington Ingalls Industries 0.67% 8/16/23	5,000,000	4,856,065
Lennox International 1.35% 8/1/25	3,925,000	3,556,286
Martin Marietta Materials 0.65% 7/15/23	1,800,000	1,753,966
Parker-Hannifin
3.65% 6/15/24	3,315,000	3,245,441
4.25% 9/15/27	2,440,000	2,371,430

Republic Services 0.875% 11/15/25	2,200,000	1,972,659
Roper Technologies 1.00% 9/15/25	3,600,000	3,228,968
Waste Management 0.75% 11/15/25	5,045,000	4,516,080
		33,166,993
Communications — 6.43%
AT&T
1.70% 3/25/26	3,650,000	3,293,588
2.95% 7/15/26 •	3,750,000	3,493,998
Charter Communications Operating
4.50% 2/1/24	3,285,000	3,247,612
4.908% 7/23/25	4,015,000	3,938,988

Crown Castle 3.15% 7/15/23	1,195,000	1,181,885
Crown Castle Towers 144A 3.663% 5/15/45 #	2,050,000	1,985,875
Netflix 5.875% 2/15/25	3,750,000	3,803,362
SBA Tower Trust 144A 3.869% 10/15/49 #, •	6,500,000	6,210,685
Sprint 7.875% 9/15/23	5,130,000	5,213,034
T-Mobile USA 3.75% 4/15/27	3,500,000	3,301,973
Verizon Communications 1.45% 3/20/26	2,200,000	1,977,525
Warnermedia Holdings 144A 3.638% 3/15/25 #	3,890,000	3,702,440
		41,350,965
Consumer Cyclical — 5.68%
7-Eleven 144A 0.80% 2/10/24 #	2,000,000	1,904,090

2    NQ-IV003 [12/22] 2/23 (2741193)

(Unaudited)
	Principal amount	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Aptiv 2.396% 2/18/25	2,805,000	$ 2,647,333
DR Horton 2.60% 10/15/25	2,139,000	1,993,647
Ford Motor Credit
2.30% 2/10/25	235,000	214,926
2.70% 8/10/26	1,700,000	1,478,405
3.375% 11/13/25	3,095,000	2,803,398

General Motors 4.875% 10/2/23	4,223,000	4,211,133
Hyundai Capital America 144A 1.25% 9/18/23 #	2,200,000	2,132,782
Mercedes-Benz Finance North America 144A 5.25% 11/29/27 #	410,000	412,790
MGM Resorts International 5.75% 6/15/25	4,825,000	4,696,346
Nissan Motor 144A 3.043% 9/15/23 #	3,750,000	3,675,183
Nordstrom 2.30% 4/8/24	730,000	685,335
PVH 4.625% 7/10/25	3,650,000	3,527,917
VICI Properties 4.95% 2/15/30	1,310,000	1,248,780
Volkswagen Group of America Finance 144A 0.875% 11/22/23 #	5,150,000	4,955,507
		36,587,572
Consumer Non-Cyclical — 4.75%
Becton Dickinson and Co. 3.734% 12/15/24	998,000	973,948
Conagra Brands 0.50% 8/11/23	1,125,000	1,093,318
Darling Ingredients 144A 5.25% 4/15/27 #	4,355,000	4,198,481
Diageo Capital 3.50% 9/18/23	3,500,000	3,466,846
GE HealthCare Technologies
144A 5.60% 11/15/25 #	400,000	402,893
144A 5.65% 11/15/27 #	400,000	405,382

Keurig Dr Pepper 0.75% 3/15/24	1,820,000	1,728,489
McCormick & Co.
0.90% 2/15/26	2,975,000	2,609,207
3.50% 9/1/23	1,320,000	1,306,400

Novartis Capital 3.00% 11/20/25	3,750,000	3,598,770
Royalty Pharma
0.75% 9/2/23	5,200,000	5,039,041
1.20% 9/2/25	3,940,000	3,529,837

Tyson Foods 3.95% 8/15/24	2,000,000	1,969,042
Zoetis 5.40% 11/14/25	230,000	234,846
		30,556,500
Electric — 3.56%
Black Hills 1.037% 8/23/24	2,500,000	2,333,030
Duke Energy Carolinas 3.95% 11/15/28	2,545,000	2,447,142
Edison International 3.55% 11/15/24	3,700,000	3,574,534
	Principal amount	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Enel Finance International 144A 4.25% 6/15/25 #	680,000	$ 659,021
Eversource Energy 2.90% 3/1/27	610,000	562,527
Fells Point Funding Trust 144A 3.046% 1/31/27 #	570,000	519,564
MidAmerican Energy 3.70% 9/15/23	3,000,000	2,972,747
National Rural Utilities Cooperative Finance 1.875% 2/7/25	3,685,000	3,458,600
Virginia Electric and Power 2.75% 3/15/23	5,425,000	5,403,263
Vistra Operations 144A 5.125% 5/13/25 #	985,000	964,990
		22,895,418
Energy — 4.78%
ConocoPhillips 2.40% 3/7/25	2,855,000	2,715,844
Eastern Energy Gas Holdings 3.55% 11/1/23	3,765,000	3,717,024
Enbridge 2.50% 2/14/25	2,200,000	2,077,332
Energy Transfer
4.25% 4/1/24	3,200,000	3,143,970
5.55% 2/15/28	2,700,000	2,681,721

Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	3,410,358	3,164,905
Harvest Operations 144A 1.00% 4/26/24 #	3,600,000	3,402,954
Kinder Morgan Energy Partners 3.45% 2/15/23	4,090,000	4,081,355
Occidental Petroleum 5.875% 9/1/25	4,560,000	4,550,920
Targa Resources Partners 5.00% 1/15/28	1,275,000	1,218,375
		30,754,400
Finance Companies — 1.54%
AerCap Ireland Capital DAC 1.65% 10/29/24	5,000,000	4,615,363
Air Lease 5.85% 12/15/27	380,000	380,241
Aviation Capital Group 144A 4.375% 1/30/24 #	3,000,000	2,926,035
USAA Capital 144A 1.50% 5/1/23 #	2,000,000	1,979,804
		9,901,443

NQ-IV003 [12/22] 2/23 (2741193)    3

Schedule of investments
Delaware Ivy Limited-Term Bond Fund   (Unaudited)
	Principal amount	Value (US $)
Corporate Bonds (continued)
Financials — 15.25%
Bank of America
0.523% 6/14/24 μ	2,175,000	$ 2,123,647
4.00% 1/22/25	4,000,000	3,918,213
4.125% 1/22/24	3,000,000	2,975,424
4.20% 8/26/24	3,675,000	3,620,516

Bank of New York Mellon 5.802% 10/25/28 μ	1,264,000	1,309,313
Barclays 7.325% 11/2/26 μ	705,000	731,009
Citigroup
5.50% 9/13/25	1,900,000	1,913,607
5.61% 9/29/26 μ	385,000	387,052

Citizens Bank 4.119% 5/23/25 μ	3,925,000	3,842,808
Citizens Bank 6.064% 10/24/25 μ	1,185,000	1,199,209
Credit Suisse Group 144A 6.442% 8/11/28 #, μ	770,000	702,366
Fifth Third Bank 5.852% 10/27/25 μ	1,935,000	1,955,927
Goldman Sachs Group
3.714% 12/9/26 •	3,700,000	3,564,323
3.85% 7/8/24	5,000,000	4,895,570
4.25% 10/21/25	7,209,000	7,043,238
Huntington National Bank
4.008% 5/16/25 μ	2,230,000	2,182,669
5.65% 1/10/30	460,000	464,602
JPMorgan Chase & Co.
0.653% 9/16/24 *, μ	3,000,000	2,893,867
3.875% 9/10/24	2,542,000	2,489,957
4.08% 4/26/26 μ	10,270,000	9,980,418
4.851% 7/25/28 μ	520,000	507,741
KeyBank
4.15% 8/8/25	1,880,000	1,838,588
5.85% 11/15/27	285,000	294,681

KeyCorp 3.878% 5/23/25 μ	1,910,000	1,869,901
Morgan Stanley
5.835% (LIBOR03M + 0.79%) 5/31/23 •	1,700,000	1,700,728
6.138% 10/16/26 μ	14,460,000	14,784,177
6.296% 10/18/28 μ	810,000	837,603

National Bank of Canada 2.10% 2/1/23	3,600,000	3,592,308
PNC Financial Services Group 5.671% 10/28/25 μ	700,000	707,951
State Street
5.751% 11/4/26 μ	155,000	158,833
5.82% 11/4/28 μ	105,000	108,621

Toronto-Dominion Bank 4.108% 6/8/27 *	5,795,000	5,611,081
US Bancorp 5.727% 10/21/26 μ	490,000	499,604
	Principal amount	Value (US $)
Corporate Bonds (continued)
Financials (continued)
Wells Fargo & Co.
3.908% 4/25/26 μ	6,870,000	$ 6,683,071
4.808% 7/25/28 μ	765,000	748,433
		98,137,056
Insurance — 3.84%
Athene Global Funding
144A 0.914% 8/19/24 #	2,150,000	1,974,051
144A 0.95% 1/8/24 #	3,000,000	2,855,600

Humana 5.75% 3/1/28	636,000	650,562
MassMutual Global Funding II 144A 0.60% 4/12/24 #	5,100,000	4,816,934
Met Tower Global Funding 144A 3.70% 6/13/25 #, *	2,100,000	2,038,293
Metropolitan Life Global Funding I 144A 0.90% 6/8/23 #	3,750,000	3,688,399
New York Life Global Funding 144A 0.85% 1/15/26 #, *	5,000,000	4,448,390
Principal Life Global Funding II 144A 0.75% 4/12/24 #	2,200,000	2,079,087
Protective Life Global Funding 144A 0.631% 10/13/23 #, *	2,250,000	2,170,234
		24,721,550
Natural Gas — 0.46%
Sempra Energy 3.30% 4/1/25	3,110,000	2,984,991
		2,984,991
No Match To Sector File or Replacements File — 2.57%
American Tower Trust #1 Series 13 2A 144A 3.07% 3/15/48 #	8,265,000	8,218,726
SBA Tower Trust
144A 1.884% 1/15/26 #	3,222,000	2,833,679
144A 2.836% 1/15/50 #	5,840,000	5,504,299
		16,556,704
Real Estate Investment Trusts — 0.18%
Digital Realty Trust
4.45% 7/15/28	425,000	403,175
5.55% 1/15/28	735,000	741,183
		1,144,358
Technology — 3.16%
Baidu 1.72% 4/9/26	1,050,000	935,288
Microchip Technology 0.983% 9/1/24	4,750,000	4,401,256
Oracle 5.80% 11/10/25	155,000	158,642
PayPal Holdings 1.65% 6/1/25	7,907,000	7,347,588
S&P Global 144A 2.45% 3/1/27 #	2,005,000	1,834,115
Seagate HDD Cayman 4.75% 6/1/23	1,950,000	1,942,434
Thomson Reuters 4.30% 11/23/23	3,630,000	3,605,854

4    NQ-IV003 [12/22] 2/23 (2741193)

(Unaudited)
	Principal amount	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Workday 3.50% 4/1/27	130,000	$ 121,690
		20,346,867
Technology & Electronics — 0.71%
Sensata Technologies
144A 5.00% 10/1/25 #	3,720,000	3,639,391
144A 5.625% 11/1/24 #	950,000	945,497
		4,584,888
Transportation — 0.45%
Penske Truck Leasing 144A 4.40% 7/1/27 #	3,055,000	2,903,786
		2,903,786
Total Corporate Bonds (cost $404,976,195)		386,468,822
	Principal amount°
Non-Agency Asset-Backed Securities — 5.44%
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	4,770,000	4,614,687
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	1,900,000	1,873,418
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	3,550,000	3,244,014
Ford Credit Floorplan Master Owner Trust A Series 2020-2 A 1.06% 9/15/27	7,600,000	6,829,917
GM Financial Automobile Leasing Trust Series 2022-1 B 2.23% 2/20/26	4,150,000	3,932,182
Toyota Lease Owner Trust Series 2021-B A3 144A 0.42% 10/21/24 #	4,850,000	4,714,825
Verizon Master Trust
Series 2022-2 A 1.53% 7/20/28	3,000,000	2,803,934
Series 2022-2 B 1.83% 7/20/28	3,550,000	3,309,022

Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	3,750,000	3,669,393
Total Non-Agency Asset-Backed Securities (cost $36,166,804)		34,991,392

	Principal amount°	Value (US $)

Supranational Bank — 0.23%
Corp Andina de Fomento 2.375% 5/12/23	1,500,000	$ 1,483,139
Total Supranational Bank (cost $1,499,580)		1,483,139

US Treasury Obligations — 15.83%
US Treasury Notes
4.125% 10/31/27	49,720,000	49,906,450
4.25% 12/31/24	10,210,000	10,175,302
4.25% 10/15/25	32,405,000	32,384,747
4.50% 11/30/24	9,455,000	9,456,108
Total US Treasury Obligations (cost $101,547,548)		101,922,607
	Number of shares
Short-Term Investments — 2.11%
Money Market Mutual Funds — 2.11%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	3,388,146	3,388,146
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	3,388,146	3,388,146
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	3,388,146	3,388,146
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	3,388,147	3,388,147
Total Short-Term Investments (cost $13,552,585)		13,552,585

Total Value of Securities Before Securities Lending Collateral—100.93% (cost $673,040,764)		649,611,214

NQ-IV003 [12/22] 2/23 (2741193)    5

Schedule of investments
Delaware Ivy Limited-Term Bond Fund   (Unaudited)
	Number of shares	Value (US $)
Securities Lending Collateral — 0.07%
Money Market Mutual Fund — 0.07%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	452,656	$ 452,656
Total Securities Lending Collateral (cost $452,656)		452,656

Total Value of Securities—101.00% (cost $673,493,420)		650,063,870■
Obligation to Return Securities Lending Collateral — (0.07%)		(452,656)
Liabilities Net of Receivables and Other Assets — (0.93%)		(5,959,435)
Net Assets Applicable to 62,488,765 Shares Outstanding—100.00%		$643,651,779
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $214,407,165, which represents 33.31% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
*	Fully or partially on loan.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
■	Includes $6,935,007 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $6,728,418.

 The following futures contracts and were outstanding at December 31, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
333	US Treasury 2 yr Notes	$68,291,016	$68,229,351	3/31/23	$61,665	$—	$(52,031)
(207)	US Treasury 5 yr Notes	(22,341,446)	(22,337,720)	3/31/23	—	(3,726)	17,789
Total Futures Contracts			$45,891,631		$61,665	$(3,726)	$(34,242)
The use of futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
6    NQ-IV003 [12/22] 2/23 (2741193)

(Unaudited)
Summary of abbreviations: (continued)
LIBOR06M – ICE LIBOR USD 6 Month
S&P – Standard & Poor’s Financial Services LLC
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ-IV003 [12/22] 2/23 (2741193)    7